Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Schedule of detailed income taxes

For the year ended December 31,
(M$)	2025	2024	2023
Current income taxes	(8,785)	(10,212)	(12,745)
Deferred income taxes	(307)	(563)	(556)
TOTAL INCOME TAXES	(9,092)	(10,775)	(13,301)

Schedule of deferred tax balances, including balance sheet presentation and analysis of variation

As of December 31,
(M$)	2025	2024	2023
Net operating losses and tax carry forwards	3,349	3,324	3,098
Employee benefits	500	436	415
Other temporary non-deductible provisions	6,693	6,886	7,569
Differences in depreciations	(15,687)	(15,003)	(15,443)
Other temporary tax deductions	(4,131)	(4,555)	(3,909)
NET DEFERRED TAX LIABILITY	(9,276)	(8,912)	(8,270)

As of December 31,
(M$)	2025	2024	2023
Deferred tax assets	3,358	3,202	3,418
Deferred tax liabilities	(12,634)	(12,114)	(11,688)
NET AMOUNT	(9,276)	(8,912)	(8,270)

As of December 31,
(M$)	2025	2024	2023
Opening balance	(8,912)	(8,270)	(5,972)
Deferred tax on income	(307)	(563)	(556)
Deferred tax on shareholders’ equity (a)	306	(768)	(741)
Changes in scope of consolidation and others	(75)	388	(1,102)
Currency translation adjustment	(288)	301	101
CLOSING BALANCE	(9,276)	(8,912)	(8,270)
(a)

This amount includes mainly deferred taxes on actuarial gains and losses, current income taxes and deferred taxes for changes in fair value of investments in equity instruments, as well as deferred taxes related to the cash flow hedge (refer to Note 9 to the Consolidated Financial Statements).

Reconciliation between provision for income taxes and pre-tax income

For the year ended December 31,
(M$)	2025	2024	2023
Consolidated net income	13,357	16,031	21,510
Income taxes	9,092	10,775	13,301
Pre-tax income	22,449	26,806	34,811
French statutory tax rate	25.83%	25.83%	25.83%
Theoretical tax charge	(5,799)	(6,924)	(8,992)
Difference between French and foreign income tax rates	(5,143)	(5,554)	(5,925)
Tax effect of equity affiliates’ income (loss)	660	408	477
Permanent differences	1,271	890	800
Adjustments on prior years income taxes	221	109	54
Adjustments on deferred tax related to changes in tax rates	(91)	(35)	216
Variation of deferred tax assets not recognized	(211)	331	69
INCOME TAXES IN THE STATEMENT OF INCOME	(9,092)	(10,775)	(13,301)

Schedule of net operating losses and carried forward tax credits by expiration and main countries

As of December 31,
(M$)	2025	2024	2023
2024			2
2025		2	2
2026	5	5	8
2027	6	4	3
2028(a)	6	5	1,201
2029(b)	4	216
2030 and after	560
Unlimited	2,768	3,092	1,882
TOTAL	3,349	3,324	3,098

(a)	2028 and after for 2023.
(b)	2029 and after for 2024.

As of December 31, 2025 the schedule of deferred tax assets related to carried forward tax credits on net operating losses for the main countries is as follows:

	Tax
As of December 31, 2025	United
(M$)	States	France	Australia
2026
2027
2028
2029
2030 and after	455	6
Unlimited	575	993	571
TOTAL	1,030	999	571